Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T,
Class B, and Class C
September 24, 2001
Prospectus

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 29.

Jeffrey Feingold is manager of Advisor Financial Services, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and manager.

AFOC-01-05 October 14, 2001
1.480125.119

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 24, 2001
Prospectus

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 28.

Jeffrey Feingold is manager of Advisor Financial Services, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and manager.

AFOCI-01-05 October 14, 2001
1.479771.117